Alternative Credit Income Fund

PORTFOLIO OF INVESTMENTS

December 31, 2022 (Unaudited)

	Coupon	Reference Rate & Spread	Maturity	Principal	Value
BANK LOANS (45.54%)(a)

Consumer Discretionary (4.39%)
Arrow Purchaser, Inc., First Lien Initial Term Loan(b)	11.45%	3M US L + 6.75%, 1.00% Floor	04/15/2026	$2,416,667	$2,392,500
Jo-Ann Stores LLC, First Lien Term Loan	9.08%	3M US L + 4.75%, 0.75% Floor	06/30/2028	3,979,849	2,729,520
Lucky Bucks Holdings LLC, Subordinated Note(b)(g)	12.50%	PIK	05/29/2028	8,771,496	6,205,833
					11,327,853
Consumer Staples (3.31%)
8th Avenue Food & Provisions, Inc., Second Lien Term Loan	12.13%	1M US L + 7.75%	10/01/2026	2,500,000	1,405,000
BrightPet, First Lien Term Loan(b)	10.98%	3M US L + 6.25%, 1.00% Floor	10/05/2026	1,965,000	1,901,138
BrightPet, Revolver(b)	10.88%	3M US L + 6.25%, 1.00% Floor	10/05/2026	500,000	483,750
Florida Food Products LLC, Second Lien Term Loan(b)	12.38%	1M US L + 8.00%, 0.75% Floor	10/08/2029	5,000,000	4,762,500
					8,552,388
Financials (7.32%)
Money Transfer Acquisition Inc., First Lien Term Loan(b)	12.67%	1M SOFR + 8.25%, 1.00% Floor	12/14/2027	7,000,000	6,860,000
Beta Plus Technologies, First Lien Term Loan(b)	8.87%	1M SOFR + 5.25%	07/01/2029	3,000,000	2,925,600
H-CA II, LLC, First Lien Term Loan(b)	19.00%	PIK	02/17/2024	2,000,000	2,000,000
Hunter Point Capital Structured Notes Issuer, LLC, Subordinated Delayed Draw Notes(b)(i)	N/A	N/A	07/15/2052	224,117	224,117
Marble Point A&R, Delayed Draw Term Loan(b)	10.75%	3M US L + 6.00%, 1.00% Floor	08/11/2028	957,917	957,917
Marble Point A&R, First Lien Term Loan(b)	10.75%	3M US L + 6.00%, 1.00% Floor	08/11/2028	3,700,000	3,700,000
SouthStreet Securities Holdings, Inc., First Lien Term Loan(b)	9.00%	N/A	09/20/2027	2,700,000	2,231,010
					18,898,644
Health Care (6.04%)
American Academy Holdings, LLC, First Lien Term Loan(b)(c)	15.38%	1M US L + 4.75%, 6.25% PIK	01/01/2025	1,860,441	1,816,191
American Academy Holdings, LLC, Second Lien Term Loan(b)(c)	14.50%	PIK	03/01/2028	3,188,323	2,499,173
AmericanAcademy Holdings, LLC, Delayed Draw Term Loan(b)(c)	15.38%	1M US L + 4.75%, 6.25% PIK	01/01/2025	369,135	360,079
Upstream Rehabilitation, Inc., Second Lien Term Loan	13.23%	3M US L + 8.50%	11/20/2027	7,500,000	6,637,500
Viant Medical Holdings, Inc., Second Lien Initial Term Loan	12.13%	1M US L + 7.75%	07/02/2026	5,000,000	4,296,875
					15,609,818
Industrials (6.60%)
Accordion Partners, LLC, Delayed Draw Term Loan A(b)(i)	-%	3M SOFR + 6.25%, 0.75% Floor	08/29/2029	-	(5,325)
Accordion Partners, LLC, Delayed Draw Term Loan B(b)(i)	-%	3M SOFR + 6.25%, 0.75% Floor	08/29/2029	-	(6,656)

	Coupon	Reference Rate & Spread	Maturity	Principal	Value
Accordion Partners, LLC, First Lien Term Loan A(b)	10.83%	3M US L + 6.25%, 0.75% Floor	08/29/2029	$3,260,560	$3,199,588
Accurate Background, LLC, First Lien Term Loan(b)	10.03%	3M US L + 6.00%, 1.00% Floor	03/26/2027	4,469,543	4,313,109
Epic Staffing Group, Delayed Draw Term Loan(b)(i)	-%	3M SOFR + 5.75%, 1.00% Floor	06/28/2029	-	(17,581)
Epic Staffing Group, First Lien Term Loan(b)	10.15%	3M SOFR + 5.75%, 1.00% Floor	06/28/2029	1,647,035	1,564,024
Jazz Acquisition, Inc., Second Lien Term Loan	12.38%	1M US L + 8.00%	06/18/2027	4,000,000	3,658,340
Material Handling Systems, Inc., First Lien Term Loan(b)	10.08%	3M SOFR + 5.50%	06/08/2029	5,000,000	4,350,000
					17,055,499
Information Technology (17.88%)
Ancile Solutions, Inc., First Lien Term Loan(b)(c)	14.75%	3M US L + 7.00%, 3.00% PIK, 1.00% Floor	06/11/2026	3,848,327	3,771,360
DCert Buyer, Inc. First Amendment Term Loan Refinancing, Second Lien Term Loan	11.70%	1M US L + 7.00%	02/19/2029	3,600,000	3,301,200
Diamanti, Inc., Subordinated Note(b)(c)	12.50%	PIK	05/01/2024	3,190,959	3,133,841
EagleView Technology Corp., Second Lien Term Loan	12.23%	3M US L + 7.50%, 1.00% Floor	08/14/2026	1,495,652	1,316,174
Ivanti Software, Inc., Second Lien Initial Term Loan	12.01%	3M US L + 7.25%, 0.50% Floor	12/01/2028	4,000,000	2,340,000
Kofax, Inc., First Lien Term Loan	9.80%	6M SOFR + 5.25%, 1.00% Floor	06/15/2029	4,000,000	3,663,000
Kofax, Inc., Second Lien Term Loan(b)	12.20%	3M SOFR + 7.75%, 0.50% Floor	07/19/2030	4,000,000	3,850,000
Monotype Imaging Holdings, Inc., First Lien Term Loan(b)	9.68%	3M SOFR + 5.00%, 0.75% Floor	10/09/2026	2,914,313	2,844,952
Naviga Inc., First Lien Term Loan(b)	11.68%	3M SOFR + 7.00%, 1.00% Floor	12/29/2023	3,062,734	2,982,491
Neptune Bidco US Inc., First Lien Term Loan	8.82%	3M SOFR + 5.00%	04/11/2029	1,850,000	1,658,072
Precisely Software Incorporated, Second Lien Term Loan(b)	11.61%	3M US L + 7.25%	04/23/2029	3,000,000	2,237,820
Redstone HoldCo 2 LP, Second Lien Term Loan	12.11%	3M US L + 7.75%, 0.75% Floor	04/27/2029	5,000,000	2,534,400
Secure Acquisition, Inc., Second LienTerm Loan (b)	12.48%	6M US L + 7.75%, 0.75% Floor	12/14/2029	5,000,000	4,804,500
Spectrio, First Lien Term Loan(b)	10.75%	3M US L + 6.00%, 1.00% Floor	12/09/2026	2,774,294	2,701,608
Spectrio, First Lien Delayed Draw Term Loan(b)	10.75%	3M US L + 6.00%, 1.00% Floor	06/09/2026	1,157,335	1,127,013
Virgin Pulse, Inc., Second Lien Initial Term Loan(b)	11.63%	1M US L + 7.25%, 0.75% Floor	04/06/2029	4,500,000	3,898,350
					46,164,781
TOTAL BANK LOANS
(Cost $129,631,717)					117,608,983

ASSET BACKED SECURITIES AND CORPORATE BONDS (8.21%)
ASSET BACKED SECURITIES (3.79%)
Canyon Capital CLO 2014-1, Ltd., Class ER(a)(c)	12.25%	3M US L + 7.70%	01/30/2031	1,000,000	772,731
Jamestown CLO V, Ltd., Class F(a)(c)	9.93%	3M US L + 5.85%	01/17/2027	535,734	253,938
JMP Credit Advisors CLO IV, Ltd., Class JSUB(a)	17.42%	N/A	07/17/2029	4,836,540	1,056,300
JMP Credit Advisors CLO V, Ltd., Class JSUB(a)	20.70%	N/A	07/17/2030	4,486,426	1,991,524
OCP CLO 2013-4, Ltd., Class DR(a)(c)	11.09%	3M US L + 6.77%	04/24/2029	1,000,000	948,643
Octagon Investment Partners 36, Ltd., Class F(a)(c)	11.83%	3M US L + 7.75%	04/15/2031	1,000,000	823,307
Octagon Investment Partners XIV, Ltd., Class ER(a)(c)	12.43%	3M US L + 8.35%	07/15/2029	2,132,000	1,725,313

	Coupon	Reference Rate & Spread	Maturity	Principal/Shares	Value
ASSET BACKED SECURITIES (continued)
Saranac CLO VII, Ltd., Class ER(a)(c)	11.40%	3M US L + 6.72%	11/20/2029	$500,000	$247,890
Tralee CLO II, Ltd., Class ER(a)(c)	12.15%	3M US L + 7.85%	07/20/2029	1,000,000	927,109
Tralee CLO II, Ltd., Class FR(a)(c)	12.36%	3M US L + 8.85%	07/20/2029	1,000,000	655,419
Voya CLO 2014-2, Ltd., Class ER(a)(c)	11.78%	3M US L + 7.70%	04/17/2030	1,000,000	389,279
					9,791,453
CORPORATE BONDS (4.42%)
Communications (0.67%)
Spanish Broadcasting System, Inc.(c)	9.75%	N/A	03/01/2026	3,000,000	1,728,750

Consumer Discretionary (0.13%)
Monitronics - Escrow(b)(c)	-%	N/A	12/31/2049	2,650,000	–
Real Hero Merger Sub 2, Inc.(c)	6.25%	N/A	02/01/2029	500,000	343,400
					343,400
Consumer Staples (1.80%)
H-Food Holdings LLC / Hearthside Finance Co., Inc.(c)	8.50%	N/A	06/01/2026	7,978,000	4,639,845

Industrials (1.82%)
New Enterprise Stone & Lime Co., Inc.(c)	9.75%	N/A	07/15/2028	1,000,000	927,215
PECF USS Intermediate Holding III Corp.(c)	8.00%	N/A	11/15/2029	4,000,000	2,603,960
Wesco Aircraft Holdings, Inc.(c)	13.13%	N/A	11/15/2027	4,636,000	1,170,590
					4,701,765
TOTAL ASSET BACKED SECURITIES AND CORPOATE BONDS
(Cost $32,597,798)					21,205,213

COMMON EQUITY (13.11%)
Consumer Discretionary (0.63%)
CEC Entertainment, Inc.(e)				79,564	1,631,062

Diversified (8.74%)
Ares Capital Corp.				242,223	4,473,859
CION Investment Corp.				120,800	1,177,800
FS KKR Capital Corp.				178,346	3,121,055
MidCap Financial Investment Corp.				106,332	1,212,185
PennantPark Floating Rate Capital Ltd.				303,163	3,328,730
Portman Ridge Finance Corp.				25,504	586,592
SLR Investment Corp.				265,211	3,689,085
WhiteHorse Finance, Inc.				382,328	4,989,380
					22,578,686

Energy (1.19%)
Chord Energy Corp.				22,373	3,060,850

Financials (2.46%)
Aperture Dodge 18 LLC(b)(e)				2,033,247	2,033,247

	Coupon	Reference Rate & Spread	Maturity	Shares	Value
COMMON EQUITY (13.11%) (continued)
Financials (2.46%) (continued)
Copper Property CTL Pass Through Trust(e)				319,520	$4,313,520
					6,346,767

Health Care (0.07%)
American Academy Holdings. Inc., Common Units(b)(e)(f)				0.05	174,297

Industrials (0.03%)
GreenPark Infrastructure Series M-1(b)(d)(e)(f)(i)				200	68,500

TOTAL COMMON EQUITY
(Cost $31,781,686)					33,860,162

JOINT VENTURE (0.16%)
Joint Venture (0.16%)
Great Lakes Funding II LLC, Series A(d)(i)(k)(l)				414,354	402,870

TOTAL JOINT VENTURE
(Cost $414,354)					402,870

	Dividend Rate	Shares	Value
PREFERRED STOCK (2.67%)
Consumer Discretionary (1.96%)
Pennfoster(a)(b)(g)	14.52%	5,133,089	$5,061,226

Financials (0.59%)
Maiden Holdings North America, Ltd.	7.75%	81,794	1,526,276

Health Care (0.04%)
American Academy Holdings. Inc., Preferred Units(b)(e)	18.00%	90,970	104,654

Industrials (0.08%)
GreenPark Infrastructure Series A(b)(d)(f)		400	200,000

TOTAL PREFERRED STOCK
(Cost $7,096,008)			6,892,156

PRIVATE INVESTMENT FUNDS (24.08%)
BlackRock Global Credit Opportunities Fund, LP(e)(h)(i)(k)			14,073,571
CVC European Mid-Market Solutions Fund(e)(h)(i)(k)			11,908,652
GSO Credit Alpha Fund II LP(e)(h)(i)(k)			7,766,380
Monroe Capital Private Credit Fund III LP(e)(h)(i)(k)			8,640,752
Tree Line Credit Strategies LP(e)(h)(k)			19,652,390
Pelham S2K SBIC II, L.P.(e)(i)(k)			142,000

TOTAL PRIVATE INVESTMENT FUNDS
(Cost $60,390,853)			62,183,745

	Shares	Value

WARRANTS (0.36%)
CEC Entertainment, Inc.	237,941	$535,367
Diamanti, Inc.. Class A(b)	146,413	–
SouthStreet Securities Holdings, Inc.(b)	3,400	390,490

TOTAL WARRANTS
(Cost $390,456)		925,857

SHORT-TERM INVESTMENT (4.19%)
Money Market Funds (4.19%)
First American Government Obligations Fund, 4.09%(j)	10,810,566	10,810,566

TOTAL SHORT-TERM INVESTMENT
(Cost $10,810,566)		10,810,566

INVESTMENTS, AT VALUE (98.32%)
(Cost $273,113,439)		$253,889,552

SECURITIES SOLD SHORT (-1.64%)
(Proceeds $4,468,576)		(4,245,390)
Other Assets In Excess Of Liabilities (3.32%)		8,610,854

NET ASSETS (100.00%)		$258,255,016

Investment Abbreviations:

LIBOR - London Interbank Offered Rate

SOFR - Secured Overnight Financing Rate

PIK - Payment in-kind

Reference Rates:

1M US L - 1 Month LIBOR as of December 31, 2022 was 4.39%

3M US L - 3 Month LIBOR as of December 31, 2022 was 4.77%

6M US L - 6 Month LIBOR as of December 31, 2022 was 5.14%

1M SOFR - 1 Month SOFR as of December 31, 2022 was 4.36%

3M SOFR - 3 Month SOFR as of December 31, 2022 was 4.59%

6M SOFR - 6 Month SOFR as of December 31, 2022 was 4.78%

(a)	Variable rate investment. Interest rates reset periodically. Interest rate shown reflects the rate in effect at December 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(b)	As a result of the use of significant unobservable inputs to determine fair value, these investments have been classified as Level 3 assets.

(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2022, the aggregate market value of those securities was $29,738,033, representing 11.51% of net assets.

(d)	Affiliate company.

(e)	Non-income producing security.

(f)	Investment is held through ACIF Master Blocker, LLC, wholly owned subsidiary.

(g)	Payment in kind security which may pay interest in additional par.

(h)	Investment is held through CIF Investments LLC, a wholly-owned subsidiary.

(i)	All or a portion of this commitment was unfunded as of December 31, 2022.

(j)	Money market fund; interest rate reflects seven-day effective yield on December 31, 2022.

(k)	Restricted security. See chart below.

(l)	During the period ended December 31, 2022, the Fund invested $137,110 in Great Lakes Funding II LLC, Series A and reported change in unrealized depreciation of $3,749 on Great Lakes Funding II LLC, Series A. During the period ended December 31, 2022, the Fund received dividend distributions of $13,512 from Great Lakes Funding II LLC, Series A.

Securities determined to be restricted under the procedures approved by the Fund's Board of Trustees are as follows.

Date(s) of Purchase	Security	Cost	Value	% of Net Assets
03/31/2018 - 6/30/2021	BlackRock Global Credit Opportunities Fund, LP	$13,823,784	14,073,571	5.5%
09/30/2017 - 09/30/2021	CVC European Mid-Market Solutions Fund	12,035,073	11,908,652	4.6%
06/30/2018 - 03/31/2021	GSO Credit Alpha Fund II LP	6,888,736	7,766,380	3.0%
09/30/2018 - 12/31/2020	Monroe Capital Private Credit Fund III LP	8,501,260	8,640,752	3.4%
12/31/2017 - 06/30/2019	Tree Line Credit Strategies LP	19,000,000	19,652,390	7.6%
08/05/2022 – 12/31/2022	Great Lakes Funding II LLC, Series A	414,354	402,870	0.2%
11/14/2022 – 12/31/2022	Pelham S2K SBIC II, L.P.	142,000	142,000	0.1%
	Total	$60,805,207	62,586,615	24.4%

Additional information on investments in private investment funds and unfunded commitments:

Security	Value	Redemption Frequency	Redemption Notice(Days)	Unfunded Commitments as of December 31, 2022
BlackRock Global Credit Opportunities Fund, LP(a)	$14,073,571	N/A	N/A	$6,085,595
CVC European Mid-Market Solutions Fund(b)	11,908,652	N/A	N/A	206,342
Great Lakes Funding II LLC, Series A(a)	402,870	N/A	N/A	80,383
GSO Credit Alpha Fund II LP(a)	7,766,380	N/A	N/A	7,382,124
Monroe Capital Private Credit Fund III LP(b)	8,640,752	N/A	N/A	1,498,740
Tree Line Credit Strategies LP	19,652,390	Quarterly	90	N/A
Pelham S2K SBIC II, L.P.	142,000	N/A	N\A	1,858,000
Total	$62,183,745			$17,111,184

Unfunded commitments:

Security	Value	Maturity	Unfunded Commitment

Accordion Partners, LLC, Delayed Draw Term Loan A	$(5,325)	8/29/2029	$284,765
Accordion Partners, LLC, Delayed Draw Term Loan B	(6,656)	8/29/2029	355,956
Epic Staffing Group, Delayed Draw Term Loan	(17,581)	6/28/2029	348,837
GreenPark Infrastructure Series M-1	68,500	N/A	731,500
Hunter Point Capital Structured Notes Issuer, LLC, Subordinated Delayed Draw Notes	18,571	07/15/2052	5,663,308
Total	$57,509		$7,384,366
Total Unfunded Commitments			$24,495,550

(a)	A voluntary withdrawal may be permitted at the General Partner's discretion with the General Partner's consent.

(b)	A voluntary withdrawal may be permitted with the General Partner's prior written consent.